Segment and Geographic Information (Details) - Schedule of Geographic Information Related to the Company’s Reportable Segments - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segments [Line Items]
Revenue by Segment	$ 2,302	$ 5,153
Operating Loss by Segment	(7,583)	(5,252)	$ (69,464)	$ (18,448)
Europe
Assets by Segment	84,354		185,286	178,315
Europe
Liabilities by Segment	156,073		248,540	180,897
US
Valuation on FPA Asset			2,502	554
Depreciation, amortization, and accretion	568	842	3,657	3,677
Interest expense	4,984	3,468	18,562	10,256
Net Loss	(7,583)	(5,252)	(69,464)	(18,448)
Europe [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(2,907)	(4,310)	(46,301)	(14,977)
Energy Offtake Agreements (PPA)
EBITDA by Segment	2,258	2,122	6,874	6,537
US
Depreciation, amortization, and accretion	(699)	(1,574)	(6,563)	(6,617)
Interest expense	(4,466)	(4,858)	(23,453)	(14,876)
Net Loss	(2,907)	(4,310)	(46,301)	(14,977)
United States [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(4,676)	(942)	(23,163)	(3,471)
Energy Offtake Agreements (PPA)
EBITDA by Segment	(2,827)	(857)	(4,560)	(3,370)
US
Valuation on FPA Asset	(483)
Depreciation, amortization, and accretion	(49)	(2)	(57)	(42)
Interest expense	(1,317)	(83)	(1,889)	(59)
Net Loss	(4,676)	(942)	(23,163)	(3,471)
Revenue by Segment [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	2,086	3,828
Revenue by Segment [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	93	1,307
Revenue by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	123	18
Operating Loss [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(7,583)	(5,252)	(69,464)	(18,448)
US
Net Loss	(7,583)	(5,252)	(69,464)	(18,448)
Operating Loss [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(2,908)	(4,310)	(46,301)	(14,978)
US
Net Loss	(2,908)	(4,310)	(46,301)	(14,978)
Operating Loss [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(4,675)	(942)	(23,163)	(3,470)
US
Net Loss	(4,675)	(942)	(23,163)	(3,470)
Assets by Segment [Member] | Europe [Member]
Europe
Assets by Segment	62,944		162,328	173,080
Assets by Segment [Member] | Europe [Member] | Fixed Assets [Member]
Europe
Assets by Segment	42,209		125,600	141,862
Assets by Segment [Member] | Europe [Member] | Other Assets [Member]
Europe
Assets by Segment	20,735		36,728	31,218
Assets by Segment [Member] | United States [Member]
Europe
Assets by Segment	21,410		22,958	5,235
Assets by Segment [Member] | United States [Member] | Fixed Assets [Member]
Europe
Assets by Segment	6,556		5,119	599
Assets by Segment [Member] | United States [Member] | Other Assets [Member]
Europe
Assets by Segment	14,854		17,839	4,636
Liabilities by Segment [Member] | Europe [Member]
Europe
Liabilities by Segment	127,794		219,672	175,117
Liabilities by Segment [Member] | Europe [Member] | Debt [Member]
Europe
Liabilities by Segment	99,686		180,294	155,896
Liabilities by Segment [Member] | Europe [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment	28,108		39,378	19,221
Liabilities by Segment [Member] | United States [Member]
Europe
Liabilities by Segment	28,279		28,868	5,780
Liabilities by Segment [Member] | United States [Member] | Debt [Member]
Europe
Liabilities by Segment	16,582		17,247	2,793
Liabilities by Segment [Member] | United States [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment	11,697		11,621	2,987
Geographic Information by Segment [Member]
Energy Offtake Agreements (PPA)
EBITDA by Segment	(569)	1,265	$ 2,314	$ 3,167
Country Renewable Programs [Member] | Revenue by Product Type [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	122	1,266
Country Renewable Programs [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	29	1,248
Country Renewable Programs [Member] | Revenue by Product Type [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	93	18
Green Certificates [Member] | Revenue by Product Type [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	1,575	1,880
Green Certificates [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	1,575	1,880
Green Certificates [Member] | Revenue by Product Type [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment
Energy Offtake Agreements [Member] | Revenue by Product Type [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	605	2,007
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	605	2,007
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment